COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 13, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rent expenses		$ 824,300	$ 800,577	$ 2,425,454	$ 2,401,732	$ 3,202,308	$ 3,004,423	$ 2,822,009
Potential liability		$ 1,348,904		$ 1,348,904		$ 1,348,904	$ 1,348,904
Master Subscription Agreement | Palantir
Commitments	$ 20,000,000
Term of agreement	5 years
Short term commitment	$ 15,000,000
Master Subscription Agreement | Palantir | Private placement | Class A Common Stock
Number of shares issued	2,000,000
Price per share	$ 10.00
Aggregate purchase price	$ 20,000,000